Property, plant and equipment:	9 Months Ended
Dec. 31, 2011
Property, plant and equipment:
Property, plant and equipment:
9.	Property, plant and equipment:

December 31, 2011	Cost	Accumulated amortization	Net book value
Land and buildings	$668	$124	$544
Computer equipment and software	8,914	7,257	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	55,025	27,322	27,703
Leasehold improvements	14,930	9,061	5,869

	$81,609	$45,366	$36,243

March 31, 2011	Cost	Accumulated amortization	Net book value
Computer equipment and software	$7,839	$7,219	$620
Furniture and fixtures	1,741	1,331	410
Machinery and equipment	29,546	19,401	10,145
Leasehold improvements	10,088	9,180	908

	$49,214	$37,131	$12,083

As at December 31, 2011, equipment with a cost of $15,448 (March 31, 2011– $443) and a net book value of $3,662 (March 31, 2011 – $354) is held under capital lease.